Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$1,365,909	$1,181,292	$1,252,834
Rest of Europe	1,175,515	416,884	388,916
U.S.	2,581,007	925,563	892,497
Other	358,395	273,549	271,592
Total	$5,480,826	$2,797,288	$2,805,839

Schedule of Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, excluding restructuring, transaction and integration related expenses, by geographical area was as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Ireland *	$161,862	$295,360	$314,287
Rest of Europe	183,436	35,402	37,997
U.S.	231,971	56,921	60,272
Other	30,628	21,147	20,850
Total	$607,897	$408,830	$433,406
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger. These assets have been provisionally allocated to Ireland.

Schedule of Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Ireland	$118,253	$118,361
Rest of Europe	121,174	36,723
U.S.	239,828	65,152
Other	55,312	38,668
Total	$534,567	$258,904